Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000040838
Average Annual Return [Line Items]
Average Annual Return, Percent		23.35%	11.02%	8.72%
Without Sales Load [Member] | C000049244
Average Annual Return [Line Items]
Average Annual Return, Percent		22.99%	10.74%	8.46%
Without Sales Load [Member] | C000049245
Average Annual Return [Line Items]
Average Annual Return, Percent		22.65%	10.46%	8.18%
Without Sales Load [Member] | C000244830
Average Annual Return [Line Items]
Average Annual Return, Percent	19.31%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.05%	10.75%	8.34%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.05%	10.75%	8.34%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.05%	10.75%	8.34%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.65%